Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2011	2010	classification	2011	2010	classification	2011	2010
Derivatives designated as
hedging instruments:
Forward contracts	$137,301	$256,480	Other assets	$6	$1,774	Other liabilities	$1,179	$839
Total derivatives designated
as hedging instruments	$137,301	$256,480		$6	$1,774		$1,179	$839
Derivatives not designated
as hedging instruments:
Forward contracts	$114,809	$278,052	Trading account securities	$1	$483	Other liabilities	$236	$1,736
Interest rate swaps	1,351,386	1,641,180	Other assets	51,078	62,175	Other liabilities	56,963	66,685
Foreign currency forward contracts	1,006	819	Other assets	20	7	Other liabilities	14	4
Interest rate caps	-	156,303	Other assets	-	-	Other liabilities	-	-
Interest rate floors	22,664	22,973	Other assets	233	240	Other liabilities	233	240
Indexed options on deposits	73,224	76,984	Other assets	10,549	8,314	-	-	-
Bifurcated embedded options	82,154	72,921	-	-	-	Interest bearing deposits	8,075	6,840
Total derivatives not
designated as
hedging instruments:	$1,645,243	$2,249,232		$61,881	$71,219		$65,521	$75,505
Total derivative assets
and liabilities	$1,782,544	$2,505,712		$61,887	$72,993		$66,700	$76,344

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2011
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(2,294)	Trading account profit	$(302)	$(116)
Total	$(2,294)		$(302)	$(116)

Year ended December 31, 2010
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(1,228)	Trading account profit	$(964)	$-
Total	$(1,228)		$(964)	$-

Year ended December 31, 2009
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(1,419)	Trading account profit	$(4,535)	$125
Interest rate swaps	-	Interest expense	(2,380)	-
Total	$(1,419)		$(6,915)	$125

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2011	2010	2009
Forward contracts	Trading account profit	$(41,837)	$(15,791)	$(12,485)
Interest rate swaps	Other operating income	(1,382)	(910)	(6,468)
Credit derivatives	Other operating income	-	-	(2,599)
Foreign currency forward contracts	Other operating income	23	10	25
Foreign currency forward contracts	Interest expense	3	3	(4)
Indexed options on deposits	Interest expense	(20)	1,247	1,209
Bifurcated embedded options	Interest expense	920	408	788
Total		$(42,293)	$(15,033)	$(19,534)